EVENTS SUBSEQUENT TO ORIGINAL ISSUANCE OF FINANCIAL STATEMENTS (UNAUDITED) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Tax settlement	$ 77,000,000	$ 212,000,000		$ 0	$ (77,000,000)	$ (212,000,000)
Subsequent event
Subsequent Event [Line Items]
Tax settlement			$ 221